Designated Accounting Hedges - Summary of Items Designated as Hedged Items (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	$ 15,092	$ 18,169
Carrying amount of the hedged item, Liabilities	4,193	4,029
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(233)	(17)
Cash flow hedges [member] | Forecasted expenses [member] | Foreign Exchange rate Risk [member]
Disclosure of detailed information about hedged items [line items]
Gains (losses) on change in fair value used for calculating hedge ineffectiveness		7
Cash flow hedges [member] | Deposits [member] | Foreign Exchange rate Risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	3,132	2,860
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(44)	168
Cash flow hedges [member] | Loan commitments [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	15,092	18,169
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(320)	(193)
Cash flow hedges [member] | Share-based payment [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	1,061	1,169
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	131	1
NIFO hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	20,656	18,214
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	156	(6)
Fair value hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	95,495	88,756
Carrying amount of the hedged item, Liabilities	112,560	105,156
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	2,352	765
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	1,749	679
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	777	97
Fair value hedges [member] | Deposits [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	90,597	84,173
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	1,466	533
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(1,019)	(1,750)
Fair value hedges [member] | Deposits [member] | Combined foreign exchange and interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	17,331	17,222
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	81	57
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(35)	(180)
Fair value hedges [member] | Loan commitments [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	62,171	62,987
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	1,005	132
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	1,161	1,151
Fair value hedges [member] | Loan commitments [member] | Combined foreign exchange and interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	5	6
Fair value hedges [member] | Securities [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	33,319	25,763
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	1,347	633
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	783	1,013
Fair value hedges [member] | Subordinated indebtedness [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	4,632	3,761
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	202	89
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	$ (113)	$ (137)